Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2019 $ / $ $ / bbl $ / MMBTU
Disclosure of detailed information about property, plant and equipment [line items]
2020 | $ / $	0.76
2021 | $ / $	0.77
2022 | $ / $	0.80
2023 | $ / $	0.80
2024 | $ / $	0.80
2025 - 2030 | $ / $	0.80
2020	0.00%
2021	1.00%
2022	2.00%
2023	2.00%
2024	2.00%
2025 - 2030	2.00%
Thereafter (inflation percentage)	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2020 | $ / bbl	61.00
2021 | $ / bbl	65.00
2022 | $ / bbl	67.00
2023 | $ / bbl	68.34
2024 | $ / bbl	69.71
2025 - 2030 | $ / bbl	74.75
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2020 | $ / MMBTU	2.04
2021 | $ / MMBTU	2.27
2022 | $ / MMBTU	2.81
2023 | $ / MMBTU	2.89
2024 | $ / MMBTU	2.98
2025 - 2030 | $ / MMBTU	3.28
Thereafter (inflation percentage)	2.00%